Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unit Activity [Line Items]
Units issued	265,688	258,262	484,007
Units redeemed	(956,430)	(1,217,791)	(884,926)
VIP & PDISCO
Unit Activity [Line Items]
Units issued	20,268	726	19,419
Units redeemed	(52,830)	(87,972)	(97,044)
PVAL & PVAL $100,000 face value
Unit Activity [Line Items]
Units issued	245,420	257,536	464,588
Units redeemed	(903,600)	(1,129,819)	(787,882)
CVAL
Unit Activity [Line Items]
Units issued	0	0	0
Units redeemed	0	0	0